Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets and Liabilities Held for Sale [Abstract]
Summary of Assets and Liabilities Classified as Held for Sale

Assets and liabilities classified as held for sale consisted of the following:

		As at December 31
	2025	2024
Assets held for sale
Prepaid expenses and other	$-	$2.1
Property, plant and equipment	-	381.6
	$-	$383.7
Liabilities related to assets held for sale
Current portion of decommissioning liability	$-	$5.8
Non-current portion of decommissioning liability	-	66.4
	$-	$72.2